Morgan Creek Tactical Allocation Fund
MORGAN CREEK TACTICAL ALLOCATION FUND - SUMMARY
Investment Objective
The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income).
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Morgan Creek Tactical Allocation Fund. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions: Class A Shares” on page 17 of the prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Morgan Creek Tactical Allocation Fund (USD $)		Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	[1]	none	[2]	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a % of offering price)		none		none	none
Short-Term Redemption Fee (as a % of amount redeemed, if applicable)		none		none	none
Maximum Account Fee		none		none	none
[1]	Class C shares are subject to a CDSC of 1.00% for redemptions within twelve months of investing.
[2]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value ("NAV") for $1 million or more that are subsequently redeemed within 12 months of purchase.

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Creek Tactical Allocation Fund		Class A Shares	Class C Shares	Class I Shares
Management Fee		0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fee		0.25%	1.00%	none
Interest Expense On Securities Sold Short	[1]	1.30%	1.30%	1.30%
Remainder of Other Expenses		1.62%	1.62%	1.62%
Total Other Expenses		2.92%	2.92%	2.92%
Acquired Fund Fees and Expenses		0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		4.23%	4.98%	3.98%
Fee Waiver and Expense Reimbursement	[2]	(0.62%)	(0.62%)	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	3.61%	4.36%	3.36%
[1]	This expense information differs from the Fund's most recent Annual Report. Interest Expense On Securities Sold Short has been updated to reflect estimated expenses for fiscal year ending March 31, 2015.
[2]	The Adviser has contractually agreed to limit the expenses of the Fund through July 31, 2015, to 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I of the Fund's average daily net assets. The Adviser will pay all expenses, excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs, any Rule 12b-1 fees and extraordinary expenses, in excess of such limitation. The Adviser may not terminate this arrangement without the approval of the Board of Trustees prior to July 31, 2015.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement excluding Acquired Fund Fees and Expenses would be 2.00% for Class A, 2.75% for Class C, and 1.75% for Class I.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects the contractual fee waivers and reimbursements through July 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses, assuming you sold your shares at the end of each period

Expense Example Morgan Creek Tactical Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	918	1,732	2,560	4,684
Class C Shares	537	1,440	2,443	4,952
Class I Shares	339	1,156	1,990	4,151

Expenses, assuming you kept your shares
Expense Example, No Redemption Morgan Creek Tactical Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	918	1,732	2,560	4,684
Class C Shares	437	1,440	2,443	4,952
Class I Shares	339	1,156	1,990	4,151

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From the commencement of operations on August 16, 2013 though the fiscal year ended March 31, 2014, the Fund’s portfolio turnover rate was 346% of the average value of its portfolio. The portfolio turnover was high because the Fund commenced operations during the fiscal year ended March 31, 2014.

Principal Investment Strategies

To achieve the Fund’s investment objective, Morgan Creek Capital Management, LLC (the “Adviser”) incorporates a broad set of global strategies that allow for the tactical allocation of Fund assets across multiple markets, asset classes, geographies and sectors in response to changing market and economic conditions. The Fund invests in an actively managed portfolio of global securities with the goal of achieving a lower level of volatility than traditional equity benchmarks. This broad diversification enables an opportunistic approach to investing the Fund’s assets and attempts to mitigate overall portfolio risk by limiting the impact of any single investment decision on the Fund’s total return, while attempting to reduce correlation to traditional assets. Allocation decisions are driven by the Adviser’s views on various macroeconomic conditions, including, but not limited to, corporate profits, interest rates, inflation, demographic trends, sovereign debt levels and the outlook for global capital markets. The Adviser may allocate portfolio holdings across asset classes and investment strategies at its discretion and without limitations. The Fund’s weighting in international securities (i.e., securities issued by corporations and other entities that are located, headquartered, incorporated or otherwise organized outside the U.S.) will exceed 40% of the portfolio assets under normal economic conditions (however, the Adviser may determine that conditions warrant a lower level of exposure). In extreme market conditions, portfolio holdings may move to a more defensive posture and the allocations may differ significantly from those described above. The Fund uses short-selling of securities, including short-selling of exchange-traded funds (“ETFs”), as a principal investment strategy.

Under normal circumstances, the Fund’s portfolio contains a mix of equity and fixed income securities. However, at certain times, the market environment may dictate that the Fund emphasize equities or bonds, or may require the use of other securities, including, but not limited to, cash equivalents.

Equity investments will be made in domestic, international and emerging markets and may include common stock, preferred stock, convertible securities, warrants ETFs and mutual funds focused on equity securities. Also, the Fund may invest up to 50% of its assets in options, futures and convertible securities. Investments in foreign securities may include American Depository Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Fixed income investments will be made in domestic, international and emerging markets, and may include debt instruments issued by governments, agencies or corporations that may have varying maturities, fixed rate and floating rate instruments, structured notes, bank loans, inflation-linked bonds and distressed securities. Fixed income investments may be denominated in various currencies. The Fund may buy and sell futures contracts and options on those futures contracts.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s NAV and total return, are set forth below.

Allocation Risk. The Fund could lose money as a result of less than optimal or poor asset allocation decisions.

Convertible Securities Risk. Convertible securities share investment characteristics of both fixed income and equity securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The value of these securities tends to vary more with fluctuations in the value of the underlying common stock than with fluctuations in interest rates. The value of convertible securities also tends to exhibit greater volatility than the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet is financial obligations or goes bankrupt.

Credit Risk. It is possible that the issuer of a security will not be able to make payments of interest and principal when due or may default on its obligations.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Fluctuations in the values of derivative instruments may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. To the extent the judgment of the Adviser as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Distressed Company Risk. Securities of distressed companies are speculative in nature and involve substantial risks. Distressed companies are also subject to greater levels of issuer, credit, and liquidity risk than a portfolio that does not invest in such securities.

Emerging Market Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Equity Securities Risk. Equity securities may experience significant volatility and in certain periods may significantly underperform other types of securities. An adverse event may depress the price of a particular equity security. Prices of equity securities in general are sensitive to general movements in the stock markets and may fluctuate for many reasons, including investor perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting issuers occur.

Fixed Income Securities Risk. The value of fixed income securities in which the Fund invests could be affected by the credit quality of the issuer and interest rate fluctuations. When interest rates decline, the value of fixed rate securities can be expected to rise. Conversely, when interest rates rise, the value of fixed rate securities can be expected to decline.

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Securities Risk. Foreign equity securities, including ADRs, involve special risks not usually associated with investing in securities of U.S. companies or the U.S. government, including fluctuations in the rate of exchange between currencies and costs associated with currency conversion, market liquidity, and uncertain political and legal government policies that may restrict the Fund’s investment opportunities. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. In addition, brokerage and transactions costs are generally higher for foreign securities than for U.S. investments.

Investment Company Risk. An investment in the Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds. To the extent that the Fund is invested in underlying funds, including ETFs and open- and closed-end mutual funds, the Fund’s performance will be closely related to the risks associated with the securities and other investments held by the underlying funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the underlying funds to achieve their investment objectives.

Leverage Risk. Certain transactions of the Fund, such as investment in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Adviser will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligation to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities.

Private Investment Fund Risk. Investment in private investment funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private investment funds may be more illiquid than securities issued by other funds generally because the private funds’ underlying investments tend to be less liquid than other types of investments.

Short Sale Risk. A short sale of a security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it may be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value resulting in a loss. The seller of a short position generally realizes profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To the extent the Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Fund's performance. When making a short sale on a security, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale. Also, there is the risk that the counterparty to the short sale may fail to honor its contract terms, resulting in a loss to the Fund.

Short-Term Investments Risk. The value of the Fund’s investment in short-term interest-bearing investments will vary from day-to-day, depending on short-term interest rates.

Performance

No performance is shown for the Fund. Performance information will appear in a future version of this prospectus once the Fund has a full calendar year of performance information to report to shareholders.